CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Unaudited) (Details - Statements of cash flows) - USD ($)	3 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Cash flows from operating activities:
Net (loss)	$ (93,056)	$ (15,784)
Change in operating assets and liabilities:
Prepaid expense and other assets	780	750
Net cash (used in) operating activities	(15,211)	124,491
Cash flows from financing activities:
Net cash provided by financing activities	(74,125)	0
Net (decrease) increase in cash and cash equivalents	(89,336)	124,491
Consolidated Entities [Member]
Cash flows from operating activities:
Net (loss)	(93,056)	(15,784)
Adjustments to reconcile net income to net cash provided by operating activities:
Share of (gain) from investment in subsidiaries	(9,968)	(87,049)
Change in operating assets and liabilities:
Prepaid expense and other assets	(780)	(750)
Accounts payable and other accrued liabilities	56,399	59,352
Net cash (used in) operating activities	(45,845)	(42,731)
Cash flows from financing activities:
Operating proceeds from subsidiaries	200,000
Deferred offering costs incurred	(74,125)	0
Net cash provided by financing activities	125,875	0
Net (decrease) increase in cash and cash equivalents	80,030	(42,731)
Cash and cash equivalents at beginning	14,621	66,553
Cash and cash equivalents at ending	$ 94,651	$ 23,822